Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Class of Premises and Equipment [Table Text Block]
The major classes of premises and equipment and accumulated depreciation at December 31, were as follows:

	2012	2011
	(Dollars in thousands)
Land and land improvements	$2,411	$2,163
Building and improvements	9,699	8,513
Furniture and equipment	6,515	6,405
Construction in progress and deposits on equipment	202	245
	18,827	17,326
Less accumulated depreciation	(8,538)	(8,163)
	$10,289	$9,163

Future Minimum Rental Commitments [Table Text Block]
Future minimum rental commitments for these leases with original or remaining terms of one year or more at December 31, 2012 were as follows:

(Dollars in thousands)
2013	$109
2014	66
2015	49
2016	49
2017	10
$283